Post-employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,070,037	R$ 1,295,174	R$ 1,493,614
Post-employment benefits, current	73,814	68,836
Post-employment benefits, noncurrent	996,223	1,226,338
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	949	965
Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,069,088	R$ 1,294,209